Key Management Personnel Compensation (Details) - Schedule of key management personnel compensation - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Key Management Personnel Compensation Abstract
Short-term employee benefits	$ 1,641,015	$ 1,891,777	$ 1,549,861
Post-employment benefits	44,121	45,180	48,947
Long-term benefits	6,711	(110,285)	20,528
Termination benefits		1,000,000
Share-based payments	998,164	1,950,565
Total	$ 2,690,011	$ 4,777,237	$ 1,619,336